Derivatives and hedging activities - Movements (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items	SFr (288)	SFr 1,156	SFr (205)	SFr 868	SFr (2,374)
Derivatives designated as hedging instruments	264	(1,096)	212	(832)	2,226
Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	50
Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net	0	0	0	0	1
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(23)	(96)	21	(119)	288
Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	7	3	0	10	(42)
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	0	4	(5)	4	(84)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	15	10	(5)	25	(41)
Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	0	0	0	0	(30)
Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	15	10	(5)	25	(11)
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	7	(262)	(38)	(255)	481
Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	SFr 0	SFr 0	SFr 9	0	9
Bank | Fair value hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Hedged items				776	(2,374)
Derivatives designated as hedging instruments				(740)	2,226
Bank | Cash flow hedges
Derivative Instruments, Gain (Loss)
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months				50
Bank | Cash flow hedges | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Gain (Loss) from Components Excluded from Assessment of Cash Flow Hedge Effectiveness, Net				0	1
Bank | Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				(119)	288
Bank | Cash flow hedges | Interest rate derivatives | Interest and dividend income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				10	(42)
Bank | Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				4	(84)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				25	(41)
Bank | Cash flow hedges | Foreign exchange derivatives | Trading Revenue [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				0	(30)
Bank | Cash flow hedges | Foreign exchange derivatives | Other Expense [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				25	(11)
Bank | Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax				(248)	476
Bank | Net investment hedges | Foreign exchange derivatives | Other Income [Member]
Derivative Instruments, Gain (Loss)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax				SFr 0	SFr 9